UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):       [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        November 19, 2010
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          79

Form 13F Information Table Value Total:  $ 419,515 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AIRTRAN HLDGS INC            COM         00949P108   1885   256432   SH                      DEFINED     1          0  256432     0
AIRTRAN HLDGS INC            COM         00949P108   1875   255168   SH                      SOLE              255168       0     0
ALLEGHENY ENERGY INC         COM         017361106  32680  1332802   SH                      DEFINED     1          0 1332802     0
ALLEGHENY ENERGY INC         COM         017361106  38691  1577930   SH                      SOLE             1577930       0     0
BANK OF AMERICA CORPORATION  COM         060505104   1464   111667   SH                      DEFINED     1          0  111667     0
BANK OF AMERICA CORPORATION  COM         060505104   2609   199033   SH                      SOLE              199033       0     0
CAMERON INTERNATIONAL GROUP  COM         13342B105    853    19854   SH                      DEFINED     1          0   19854     0
CAMERON INTERNATIONAL GROUP  COM         13342B105   1333    31036   SH                      SOLE               31036       0     0
CASEYS GEN STORES INC        COM         147528103  16170   387311   SH                      DEFINED     1          0  387311     0
CASEYS GEN STORES INC        COM         147528103  16186   387689   SH                      SOLE              387689       0     0
CITIGROUP INC                COM         172967101   1002   256895   SH                      DEFINED     1          0  256895     0
CITIGROUP INC                COM         172967101   1793   459715   SH                      SOLE              459715       0     0
COTT CORP QUE                COM         22163N106   1557   198335   SH                      SOLE              198335       0     0
CVS CAREMARK CORPORATION     COM         126650100   4071   129371   SH                      DEFINED     1          0  129371     0
CVS CAREMARK CORPORATION     COM         126650100   7365   234021   SH                      SOLE              234021       0     0
DIRECTV                      COM CL A    25490A101   2740    65818   SH                      DEFINED     1          0   65818     0
DIRECTV                      COM CL A    25490A101   4405   105816   SH                      SOLE              105816       0     0
GENZYME CORP                 COM         372917104  15036   212403   SH                      DEFINED     1          0   212403    0
GENZYME CORP                 COM         372917104  15050   212597   SH                      SOLE              212597       0     0
HALLIBURTON CO               COM         406216101    657    19874   SH                      DEFINED     1          0   19874     0
HALLIBURTON CO               COM         406216101   1026    31028   SH                      SOLE               31028       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   3008   131057   SH                      DEFINED     1          0  131057     0
HARTFORD FINL SVCS GROUP INC COM         416515104   6039   263125   SH                      SOLE              263125       0     0
HERSHEY CO                   COM         427866108   1708    35891   SH                      DEFINED     1          0   35891     0
HERSHEY CO                   COM         427866108   3051    64109   SH                      SOLE               64109       0     0
HEWITT ASSOCS INC            COM         42822Q100   4466    88550   SH                      DEFINED     1          0   88550     0
HEWITT ASSOCS INC            COM         42822Q100   4332    85898   SH                      SOLE               85898       0     0
HEWLETT PACKARD CO           COM         428236103   3767    89531   SH                      DEFINED     1          0   89531     0
HEWLETT PACKARD CO           COM         428236103   6789   161369   SH                      SOLE              161369       0     0
JETBLUE AIRWAYS CORP         COM         477143101   1175   175582   SH                      DEFINED     1          0  175582     0
JETBLUE AIRWAYS CORP         COM         477143101   1651   246743   SH                      SOLE              246743       0     0
KINROSS GOLD CORP            WT          496902404   1225    65198   SH                      DEFINED     1          0   65198     0
KINROSS GOLD CORP            WT          496902404   1218    64800   SH                      SOLE               64800       0     0
KROGER CO                    COM         501044101   1028    47451   SH                      DEFINED     1          0   47451     0
KROGER CO                    COM         501044101   1872    86428   SH                      SOLE               86428       0     0
MCAFEE INC                   COM         579064106  21368   452129   SH                      DEFINED     1              452129    0
MCAFEE INC                   COM         579064106  21268   450026   SH                      SOLE              450026       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   1790    31460   SH                      DEFINED     1          0   31460     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2762    48540   SH                      SOLE               48540       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2868    50400   SH       CALL           DEFINED     1          0   50400     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2823    49600   SH       CALL           SOLE               49600       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2868    50400   SH       CALL           DEFINED     1          0   50400     0
MEAD JOHNSON NUTRITION CO    COM         582839106   2823    49600   SH       CALL           SOLE               49600       0     0
MEAD JOHNSON NUTRITION CO    COM         582839106    672    11800   SH       CALL           DEFINED     1          0   11800     0
MEAD JOHNSON NUTRITION CO    COM         582839106   1201    21100   SH       CALL           SOLE               21100       0     0
NAVISTAR INTL CORP NEW       COM         63934E108   1717    39336   SH                      DEFINED     1          0   39336     0
NAVISTAR INTL CORP NEW       COM         63934E108   3769    86364   SH                      SOLE               86364       0     0
NBTY INC                     COM         628782104   8279   150580   SH                      DEFINED     1          0  150580     0
NBTY INC                     COM         628782104   8215   149420   SH                      SOLE              149420       0     0
PACTIV CORP                  COM         695257105  14086   427100   SH                      DEFINED     1          0  427100     0
PACTIV CORP                  COM         695257105  13947   422900   SH                      SOLE              422900       0     0
PHOENIX COS INC NEW          COM         71902E109    646   307648   SH                      DEFINED     1          0  307648     0
PHOENIX COS INC NEW          COM         71902E109   1598   760852   SH                      SOLE              760852       0     0
POLYCOM INC                  COM         73172K104   3120   114375   SH                      DEFINED     1          0  114375     0
POLYCOM INC                  COM         73172K104   5591   204953   SH                      SOLE              204953       0     0
POTASH CORP SASK INC         COM         73755L107  14397    99954   SH                      DEFINED     1          0   99954     0
POTASH CORP SASK INC         COM         73755L107  14411   100046   SH                      SOLE              100046       0     0
PSYCHIATRIC SOLUTIONS INC    COM         74439H108   3402   101400   SH                      DEFINED     1          0  101400     0
PSYCHIATRIC SOLUTIONS INC    COM         74439H108   3308    98600   SH                      SOLE               98600       0     0
QUALCOMM INC                 COM         747525103   1394    30890   SH                      DEFINED     1          0   30890     0
QUALCOMM INC                 COM         747525103   2155    47767   SH                      SOLE               47767       0     0
RITE AID CORP                COM         767754104    475   503451   SH                      DEFINED     1          0  503451     0
RITE AID CORP                COM         767754104    534   566549   SH                      SOLE              566549       0     0
SMURFIT STONE CONTAINER CORP COM         83272A104   5497   299220   SH                      DEFINED     1          0  299220     0
SMURFIT STONE CONTAINER CORP COM         83272A104   6370   346786   SH                      SOLE              346786       0     0
STMICROELECTRONICS N V       NYREGISTRY  861012102   1215   159251   SH                      DEFINED     1          0  159251     0
STMICROELECTRONICS N V       NYREGISTRY  861012102   1722   225695   SH                      SOLE              225695       0     0
SUPERVALU INC                COM         868536103   1182   102540   SH                      DEFINED     1          0  102540     0
SUPERVALU INC                COM         868536103   1956   169677   SH                      SOLE              169677       0     0
UNISYS CORP                  COM NEW     909214306   2147    76955   SH                      DEFINED     1          0   76955     0
UNISYS CORP                  COM NEW     909214306   3433   123045   SH                      SOLE              123045       0     0
VISA INC                     COM CL A    92826C839   1537    20703   SH                      DEFINED     1          0   20703     0
VISA INC                     COM CL A    92826C839   2396    32263   SH                      SOLE               32263       0     0
VODAFONE GROUP PLC NEW       SPONS ADR   92857W209   3987   160721   SH                      DEFINED     1          0  160721     0
VODAFONE GROUP PLC NEW       SPONS ADR   92857W209   6235   251330   SH                      SOLE              251330       0     0
WILEY JOHN & SONS INC        CL A        968223206   3123    76421   SH                      DEFINED     1          0   76421     0
WILEY JOHN & SONS INC        CL A        968223206   5597   136992   SH                      SOLE              136992       0     0
WINN DIXIE STORES INC        COM NEW     974280307    730   102407   SH                      DEFINED     1          0  102407     0
WINN DIXIE STORES INC        COM NEW     974280307   1124   157593   SH                      SOLE              157593       0     0
